COMMON STOCK (Tables)	12 Months Ended
Dec. 26, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Option Plans Activity
A summary of the transactions under the stock option plans is as follows:

	Stock Under Option	Weighted-Average Exercise Price Per Share	Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 29, 2012	110,106	30.13	1.64	845,915
Exercised	(77,632)	29.49		1,221,004
Forfeited or expired	—	—
Outstanding at December 28, 2013	32,474	31.65	1.55	661,674
Exercised	(8,737)	30.64		163,830
Forfeited or expired	—	—		—
Outstanding at December 27, 2014	23,737	32.03	1.00	493,304
Exercised	(23,737)	30.64		559,510
Forfeited or expired	—	—		—
Outstanding at December 26, 2015	—	—	0.00	—
Vested or expected to vest at December 26, 2015	—	—
Exercisable at December 26, 2015	—	$—	0.00	$—

Nonvested Restricted Shares Activity
A summary of the nonvested restricted stock awards granted under the LTSIP is as follows:

	Restricted Awards	Weighted-Average Grant Date Fair Value	Unrecognized Compensation Expense (in millions)	Weighted- Average Period to Recognize Expense
Nonvested at December 29, 2012	186,609	32.22	3.2	2.68 years
Granted	36,481	40.58
Vested	(9,955)	40.58
Forfeited	(6,715)	31.96
Nonvested at December 28, 2013	206,420	32.52	2.9	2.00 years
Granted	62,555	55.30
Vested	(9,446)	55.30
Forfeited	(2,443)	36.13
Nonvested at December 27, 2014	257,086	36.39	1.7	1.81 years
Granted	76,321	54.01
Vested	(121,642)	38.61
Forfeited	(3,849)	48.85
Nonvested at December 26, 2015	207,916	$40.97	$5.2	2.53 years